ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 7 - ACCOUNTS RECEIVABLE, NET

	12/31/2018					12/31/2017
	Due in the	Due within 90		Renegotiated
CURRENT	short term	days	+ de 90 days	Credits	Total	Total
CEMIG	64,155	16	—	—	64,171	66,979
LIGHT	48,365	—	123	—	48,488	53,349
CEA	2,735	457	69,567	16,195	88,954	50,946
COPEL	39,642	—	—	—	39,642	47,230
CELESC	27,707	—	—	—	27,707	44,230
COELBA	49,275	—	58	—	49,333	41,438
CELPA	27,245	41	9,327	—	36,613	38,858
ELEKTRO	32,619	—	—	—	32,619	35,842
COELCE	34,272	7,044	—	—	41,316	31,095
AES ELETROPAULO	55,637	—	2	—	55,639	29,401
AMPLA	25,084	2,531	—	—	27,615	26,086
CELPE	30,947	—	56	—	31,003	26,342
RGE	44,668	638	6	—	45,312	24,558
CELG	21,331	2,920	1	—	24,252	—
CPFL	28,739	—	342	—	29,081	21,943
CEMAR	20,469	1	—	—	20,470	20,654
CEEE	12,227	—	—	—	12,227	16,074
EBE	7,962	—	6	—	7,968	11,165
ENERSUL	11,639	—	—	—	11,639	11,122
ESCELSA	8,725	—	—	—	8,725	9,589
PIRATININGA	10,604	—	—	—	10,604	8,074
CEB	4,495	2,581	—	—	7,076	7,135
AES SUL	1,781	—	—	—	1,781	2,434
CESP	2,533	—	—	—	2,533	2,583
Use of the electricity network	651,034	27,503	44,552	16	723,105	589,071
Marketing in CCEE (a)	710,486	127,477	261,881	—	1,099,844	390,910
Supply	585,481	—	—	—	585,481	711,420
PROINFA (a)	22,921	303,499	2,214	30,576	359,210	502,236
Industrial consumer	196,597	18,498	268,570	68,691	552,356	710,203
Residential consumer	—	—	—	—	—	653,542
Trade, services and other activities	—	—	—	—	—	310,286
Rural consumer	—	—	—	—	—	34,882
Public power	—	—	—	—	—	373,926
Others	528,322	68,869	332,089	10,297	939,576	710,634
(-) PCLD (b)	(1,045)	(54,325)	(758,113)	(91,636)	(905,119)	(1,074,892)
	3,306,652	507,750	230,681	34,139	4,079,221	4,662,368

NON-CURRENT
CELG	—	—	—	272,741	272,741	—
Marketing in CCEE (a)	—	—	293,560	—	293,560	293,560
CEA	—	—	—	216,413	216,413	207,403
CEB	—	—	9,548	—	9,548	9,548
Use of the electricity network	—	—	4,348	—	4,348	4,347
PROINFA (a)	—	—	—	—	—	30,576
Public power	—	—	—	—	—	127,428
Residential consumer	—	—	—	—	—	61,100
Trade, services and other activities	—	—	—	—	—	281,184
Industrial consumer	—	—	—	—	—	45,072
Rural consumer	—	—	—	—	—	2,510
Others	—	—	—	8,413	8,413	13,551
(-) PCLD (b)	—	—	(307,456)	(489,154)	(796,610)	(613,903)
	—	—	—	8,413	8,413	462,376
	3,306,652	507,750	230,681	42,552	4,087,634	5,124,744

(a)      Electricity Trading - PROINFA

Electricity trading in PROINFA generated a negative net balance of R$ 96,041 in the year ended December 31, 2018 (R$ 353,933 positive in the year ended December 31, 2017), and there was no effect on the net income of the Company’s fiscal year, this amount being included under the item “Reimbursement Obligations” (further details in note 20.II).

The increase in CCEE’s trade balance is due to delays in the receipt of amounts referring to short-term market energy for the subsidiaries Eletronorte, Furnas, Chesf and Amazonas GT.

(b)      Allowance for doubtful accounts - ADA

The subsidiaries establish and maintain provisions, based on the analysis of the amounts included in accounts receivable overdue and due, analyzing the history of losses and the Company’s expectations with respect to expected losses on receivables, the amount of which is considered by the management to be sufficient to cover any expected losses on the realization of these assets overdue and due.

The balance of the ADA is as follows:

	12/31/2018	12/31/2017
Resellers	1,023,752	759,483
Consumers	—	401,891
CCEE - Short-term energy	445,369	293,560
Companhia de Eletricidade do Amapá - CEA	232,608	233,861
	1,701,729	1,688,795

Changes in the ADA for customer electricity accounts in the consolidated statement are as follows:

Balance on December 31, 2015	1,719,648

(+) Constitution	657,952
(-) Reversal	(337,719)
(-) Disposal	(144,215)

Balance on December 31, 2016	1,895,666

(+) Constitution	782,289
( - ) Reversal	(261,920)
( - ) Disposal	(326,906)
( - ) Classification - held for sale	(400,334)
Balance on December 31, 2017	1,688,795

(+) IFRS 9 Adoption	79,823
(+) Constitution	1,776,727
( - ) Reversal	(602,444)
( - ) Disposal	(178,213)
( - ) Classification - held for sale	(1,062,959)
Balance on December 31, 2018	1,701,729

The establishing and reversal of the ADA were recorded in the year’s profits and losses as Operating Provisions (Note 38). The values of the ADA are recorded as definitive losses when there is no longer any expectation of recovery of the funds.